INCOME TAX (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAX [Abstract]
Current	$ 745,338	$ 1,224,430	$ 696,694
Deferred	(166,611)	(5,400)	(139,266)
Income tax expenses	$ 578,727	$ 1,219,030	$ 557,428